Organization and Summary of Significant Accounting Policies - Restricted Stock Units Granted (Q3) (Details) - Restricted stock units - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)	500,000	872,500
If Vitaros receives marketing approval in U.S. | Vitaros
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting (as a percent)	50.00%
November 2018 | Vitaros
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting (as a percent)	50.00%